RELATED PARTY TRANSACTIONS (Schedule of Significant Related Party Transactions and Balances) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Purchase of product from related party	$ 419.2	$ 421.2	$ 237.1
Purchase of services from related party	53.8	0.7	0.6
Sales of products to related party	666.6	$ 465.0	$ 289.0
Borrowings from related party	35.8
Loans to related party	66.1	$ 19.5	$ 0.2
Interest paid to related party	0.7	3.5	4.0
Interest received from related party	1.6	0.3	$ 0.1
Hanwha Chemical Corporation [Member]
Related Party Transaction [Line Items]
Purchase of product from related party	35.6	3.7
Hanwha Corporation [Member]
Related Party Transaction [Line Items]
Purchase of product from related party	306.7	$ 310.8	$ 165.3
Purchase of services from related party	40.1
Sales of products to related party	$ 117.5	$ 340.8	$ 30.6
Interest paid to related party		3.5	4.0
Hanwha Chemical [Member]
Related Party Transaction [Line Items]
Commission fee for bank borrowings and long-term notes paid to related party	$ 7.7	2.3	3.6
SolarOne Group [Member]
Related Party Transaction [Line Items]
Purchase of product from related party		84.1	66.6
Sales of products to related party		9.1	$ 15.6
Q CELLS Japan [Member]
Related Party Transaction [Line Items]
Purchase of product from related party	$ 3.1	2.1
Sales of products to related party	193.4	$ 56.7	$ 218.6
Hanwha International [Member]
Related Party Transaction [Line Items]
Purchase of product from related party	2.3
Purchase of services from related party	1.8
Sales of products to related party	$ 75.0	$ 55.6	$ 8.8
Hancomm [Member]
Related Party Transaction [Line Items]
Purchase of product from related party		0.4	0.5
Purchase of services from related party	$ 0.3	$ 0.4	$ 0.5
Q CELLS USA [Member]
Related Party Transaction [Line Items]
Purchase of product from related party	20.4
Purchase of services from related party	0.8
Sales of products to related party	139.7	$ 2.5	$ 4.3
Loans to related party	30.0	15.3	3.2
Interest received from related party	$ 0.9	0.3	0.1
Hanwha Europe [Member]
Related Party Transaction [Line Items]
Purchase of product from related party		$ 14.3	4.6
Sales of products to related party			$ 3.6
Borrowings from related party	$ 9.8
Q CELLS Korea [Member]
Related Party Transaction [Line Items]
Purchase of product from related party	2.7
Sales of products to related party	76.5	$ 0.2	$ 7.5
Loans to related party	30.0
Interest received from related party	0.7
Hanwha Advanced [Member]
Related Party Transaction [Line Items]
Purchase of product from related party	$ 47.3	$ 5.5
Fenland Renewables Ltd. [Member]
Related Party Transaction [Line Items]
Loans to related party		5.0
Green End Renewables Ltd. [Member]
Related Party Transaction [Line Items]
Loans to related party		$ 4.1
Hanwha Foodist [Member]
Related Party Transaction [Line Items]
Purchase of services from related party	$ 4.9
Hanwha S&C Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase of services from related party	2.5
Interest paid to related party	0.7
Hanwha TechM Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase of fixed assets from related party	89.4
ReNew Akshay Urja Pvt. Ltd. [Member]
Related Party Transaction [Line Items]
Sales of products to related party	38.4
Hanwha S&C Trading (Shanghai) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Borrowings from related party	16.0
Hanwha Chemical (Thailand) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Borrowings from related party	5.0
Hanwha Chemical Malaysia Sdn. Bhd. [Member]
Related Party Transaction [Line Items]
Borrowings from related party	5.0
Bt1 Enerji Ic Ve Dis Tic.San.Ve Tic.Ltd.Sti. [Member]
Related Party Transaction [Line Items]
Sales of products to related party	5.7
Primo Gunes Enerjisi A.S. [Member]
Related Party Transaction [Line Items]
Loans to related party	5.1
Burdur Enerji A.S. [Member]
Related Party Transaction [Line Items]
Sales of products to related party	10.2
Loans to related party	1.0
Razin Elektrik Uretim Sanayi Ve Ticaret Anonim Sirketi [Member]
Related Party Transaction [Line Items]
Sales of products to related party	2.0
Altinorda Enerji Ic Ve Dis Tic.San.Ve Tic.Ltd.Sti. [Member]
Related Party Transaction [Line Items]
Sales of products to related party	1.4
Bahcesaray Enerji Ic Ve Dis Tic.San.Ve Tic.Ltd.Sti. [Member]
Related Party Transaction [Line Items]
Sales of products to related party	1.4
Meca Enerji Ic Ve Dis Tic.San.Ve Ticaret Limited Sirketi [Member]
Related Party Transaction [Line Items]
Sales of products to related party	1.4
Other [Member]
Related Party Transaction [Line Items]
Purchase of product from related party	1.1	$ 0.3	$ 0.1
Purchase of services from related party	3.4	0.3
Sales of products to related party	$ 0.3	$ 0.1
Loans to related party			$ 0.3
Hanwha Engineering & Construction [Member]
Related Party Transaction [Line Items]
Sales of products to related party	$ 3.7